Distribution Date:	07/17/24	WFRBS Commercial Mortgage Trust 2014-C21
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	4		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	5		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	10-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	15-16	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	17-18		Jenna Unell		Jenna.unell@greyco.com
Principal Prepayment Detail	19		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Historical Detail	20	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
Specially Serviced Loan Detail - Part 2	24-25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	29		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939FAQ2	1.413000%	65,991,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939FAR0	2.917000%	109,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939FAS8	3.428000%	48,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939FAT6	3.410000%	330,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939FAU3	3.678000%	344,019,000.00	161,700,370.02	161,700,370.02	495,611.63	0.00	0.00	162,195,981.65	0.00	0.00%	30.00%
A-SB	92939FAV1	3.393000%	49,455,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFL	92939FBE8	6.003320%	49,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SBFX	92939FBG3	3.393000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	10,046,634.42	299,843.70	0.00	0.00	10,346,478.12	82,426,365.58	78.44%	23.50%
B	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00	52.86%	16.63%
C	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00	38.91%	12.88%
D	92939FAE9	3.497000%	83,580,000.00	83,580,000.00	0.00	243,566.05	0.00	0.00	243,566.05	83,580,000.00	17.05%	7.00%
E	92939FAG4	3.494000%	19,562,000.00	19,562,000.00	0.00	56,958.02	0.00	0.00	56,958.02	19,562,000.00	11.93%	5.63%
F	92939FAJ8	3.494000%	26,675,000.00	26,675,000.00	0.00	77,668.71	0.00	0.00	77,668.71	26,675,000.00	4.95%	3.75%
G	92939FAL3	3.494000%	53,349,723.00	18,943,887.13	0.00	355,160.51	0.00	0.00	355,160.51	18,943,887.13	0.00%	0.00%
V	92939FAN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939FAP4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,422,653,725.01	554,091,257.15	171,747,004.44	2,060,429.28	0.00	0.00	173,807,433.72	382,344,252.71

X-A	92939FBA6	0.763389%	1,088,330,000.00	254,173,370.02	0.00	161,694.37	0.00	0.00	161,694.37	82,426,365.58
X-B	92939FBB4	0.556047%	234,737,000.00	234,737,000.00	0.00	108,770.77	0.00	0.00	108,770.77	234,737,000.00
X-C	92939FAA7	1.024883%	19,562,000.00	19,562,000.00	0.00	16,707.30	0.00	0.00	16,707.30	19,562,000.00
X-D	92939FAC3	1.024883%	26,675,000.00	26,675,000.00	0.00	22,782.29	0.00	0.00	22,782.29	26,675,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	92939FBC2	1.024883%	53,349,723.00	18,943,887.13	0.00	16,179.39	0.00	0.00	16,179.39	18,943,887.13
Notional SubTotal			1,422,653,723.00	554,091,257.15	0.00	326,134.12	0.00	0.00	326,134.12	382,344,252.71

Deal Distribution Total					171,747,004.44	2,386,563.40	0.00	0.00	174,133,567.84

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939FAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939FAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939FAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939FAU3	470.03325404	470.03325404	1.44065191	0.00000000	0.00000000	0.00000000	0.00000000	471.47390595	0.00000000
A-SB	92939FAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFL	92939FBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SBFX	92939FBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939FAW9	1,000.00000000	108.64397630	3.24249997	0.00000000	0.00000000	0.00000000	0.00000000	111.88647627	891.35602370
B	92939FAX7	1,000.00000000	0.00000000	3.51083338	0.00000000	0.00000000	0.00000000	0.00000000	3.51083338	1,000.00000000
C	92939FAY5	1,000.00000000	0.00000000	3.52833327	0.00000000	0.00000000	0.00000000	0.00000000	3.52833327	1,000.00000000
D	92939FAE9	1,000.00000000	0.00000000	2.91416667	0.00000000	0.00000000	0.00000000	0.00000000	2.91416667	1,000.00000000
E	92939FAG4	1,000.00000000	0.00000000	2.91166650	0.00000000	0.00000000	0.00000000	0.00000000	2.91166650	1,000.00000000
F	92939FAJ8	1,000.00000000	0.00000000	2.91166673	0.00000000	0.00000000	0.00000000	0.00000000	2.91166673	1,000.00000000
G	92939FAL3	355.08876269	0.00000000	6.65721376	(4.45323381)	0.00000000	0.00000000	0.00000000	6.65721376	355.08876269
V	92939FAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939FAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939FBA6	233.54439372	0.00000000	0.14857109	0.00000000	0.00000000	0.00000000	0.00000000	0.14857109	75.73655562
X-B	92939FBB4	1,000.00000000	0.00000000	0.46337292	0.00000000	0.00000000	0.00000000	0.00000000	0.46337292	1,000.00000000
X-C	92939FAA7	1,000.00000000	0.00000000	0.85406911	0.00000000	0.00000000	0.00000000	0.00000000	0.85406911	1,000.00000000
X-D	92939FAC3	1,000.00000000	0.00000000	0.85406898	0.00000000	0.00000000	0.00000000	0.00000000	0.85406898	1,000.00000000
X-E	92939FBC2	355.08876269	0.00000000	0.30327037	0.00000000	0.00000000	0.00000000	0.00000000	0.30327037	355.08876269

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/24 - 06/30/24	30	0.00	495,611.63	0.00	495,611.63	0.00	0.00	0.00	495,611.63	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SBFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/24 - 06/30/24	30	0.00	161,694.37	0.00	161,694.37	0.00	0.00	0.00	161,694.37	0.00
X-B	06/01/24 - 06/30/24	30	0.00	108,770.77	0.00	108,770.77	0.00	0.00	0.00	108,770.77	0.00
X-C	06/01/24 - 06/30/24	30	0.00	16,707.30	0.00	16,707.30	0.00	0.00	0.00	16,707.30	0.00
X-D	06/01/24 - 06/30/24	30	0.00	22,782.29	0.00	22,782.29	0.00	0.00	0.00	22,782.29	0.00
X-E	06/01/24 - 06/30/24	30	0.00	16,179.39	0.00	16,179.39	0.00	0.00	0.00	16,179.39	0.00
A-S	06/01/24 - 06/30/24	30	0.00	299,843.70	0.00	299,843.70	0.00	0.00	0.00	299,843.70	0.00
B	06/01/24 - 06/30/24	30	0.00	343,384.08	0.00	343,384.08	0.00	0.00	0.00	343,384.08	0.00
C	06/01/24 - 06/30/24	30	0.00	188,236.58	0.00	188,236.58	0.00	0.00	0.00	188,236.58	0.00
D	06/01/24 - 06/30/24	30	0.00	243,566.05	0.00	243,566.05	0.00	0.00	0.00	243,566.05	0.00
E	06/01/24 - 06/30/24	30	0.00	56,958.02	0.00	56,958.02	0.00	0.00	0.00	56,958.02	0.00
F	06/01/24 - 06/30/24	30	0.00	77,668.71	0.00	77,668.71	0.00	0.00	0.00	77,668.71	0.00
G	06/01/24 - 06/30/24	30	237,578.79	55,158.28	0.00	55,158.28	(237,578.79)	62,423.44	0.00	355,160.51	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			237,578.79	2,086,561.17	0.00	2,086,561.17	(237,578.79)	62,423.44	0.00	2,386,563.40	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	10,046,634.42	299,843.70	0.00	0.00	10,346,478.12	82,426,365.58
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			243,630,000.03	243,630,000.00	10,046,634.42	831,464.36	0.00	0.00	10,878,098.78	233,583,365.58

Exchangeable Certificate Details
PEX	92939FAZ2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	174,133,567.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,100,858.06	Master Servicing Fee	11,636.27
Interest Reductions due to Nonrecoverability Determination	(70,082.14)	Certificate Administrator Fee	1,267.58
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	230.87
ARD Interest	0.00	Trust Advisor Fee	648.77
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,030,775.92	Total Fees	13,993.48

Principal		Expenses/Reimbursements
Scheduled Principal	162,010,260.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(119,604.92)
Principal Prepayments	9,736,743.45	Special Servicing Fees (Monthly)	(392,686.79)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	142,510.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	171,747,004.44	Total Expenses/Reimbursements	(369,780.98)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,386,563.40
Excess Liquidation Proceeds	0.00	Principal Distribution	171,747,004.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	174,133,567.84
Total Funds Collected	173,777,780.36	Total Funds Distributed	173,777,780.34

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	554,091,257.15	554,091,257.15	Beginning Certificate Balance	554,091,257.15
(-) Scheduled Principal Collections	162,010,260.99	162,010,260.99	(-) Principal Distributions	171,747,004.44
(-) Unscheduled Principal Collections	9,736,743.45	9,736,743.45	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	382,344,252.71	382,344,252.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	556,005,367.73	556,005,367.73	Ending Certificate Balance	382,344,252.71
Ending Actual Collateral Balance	383,303,607.07	383,303,607.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	37,518,005.29	9.81%	0	4.7879	0.825982
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	3	75,618,690.48	19.78%	0	4.6788	1.244964
2,000,001 to 3,000,000	2	4,462,765.86	1.17%	(1)	4.9455	0.805485	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,379,685.46	0.88%	0	5.4600	1.080000	1.41 to 1.50	1	49,382,996.50	12.92%	0	4.4500	1.460000
4,000,001 to 5,000,000	1	4,310,689.56	1.13%	0	5.2500	1.100000	1.51 to 1.60	2	33,878,354.40	8.86%	0	4.4616	1.520000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	90,000,000.00	23.54%	0	4.3290	1.830000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	2	19,361,961.86	5.06%	0	4.7027	1.206524	2.01 to 2.25	1	82,111,437.28	21.48%	0	4.3060	2.090000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,203,153.53	4.76%	0	4.6200	0.750000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	48,646,291.11	12.72%	1	4.5937	1.403472	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	98,033,499.29	25.64%	0	4.5145	1.340897	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
70,000,001 or more	2	172,111,437.28	45.01%	0	4.3180	1.954042
Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	13,834,768.76	3.62%	1	4.9624	NAP
							Defeased	7	13,834,768.76	3.62%	1	4.9624	NAP
Alabama	1	9,878,354.40	2.58%	0	4.8300	1.520000
							Lodging	1	24,646,291.11	6.45%	1	4.8700	1.290000
California	1	24,646,291.11	6.45%	1	4.8700	1.290000
							Mobile Home Park	3	15,004,162.20	3.92%	0	4.8589	0.839439
Colorado	1	2,321,896.58	0.61%	0	4.7200	1.290000
							Office	8	279,476,034.14	73.10%	0	4.4184	1.676534
Delaware	1	3,379,685.46	0.88%	0	5.4600	1.080000
							Retail	1	49,382,996.50	12.92%	0	4.4500	1.460000
Michigan	1	49,382,996.50	12.92%	0	4.4500	1.460000
							Totals	20	382,344,252.71	100.00%	0	4.4886	1.580858
New York	1	82,111,437.28	21.48%	0	4.3060	2.090000

North Dakota	2	11,624,476.74	3.04%	0	4.6842	0.769499

Ohio	1	4,310,689.56	1.13%	0	5.2500	1.100000

Oregon	1	24,000,000.00	6.28%	0	4.3100	1.520000

Pennsylvania	1	48,650,502.79	12.72%	0	4.5800	1.220000

Virginia	1	90,000,000.00	23.54%	0	4.3290	1.830000

Washington	1	18,203,153.53	4.76%	0	4.6200	0.750000

Totals	20	382,344,252.71	100.00%	0	4.4886	1.580858

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	245,494,433.78	64.21%	0	4.3438	1.812229	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	78,659,160.36	20.57%	0	4.5922	1.072307	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	2	34,524,645.51	9.03%	1	4.8586	1.355809	49 months or greater	13	368,509,483.95	96.38%	0	4.4708	1.587582
	5.001% to 5.250%	2	6,451,558.84	1.69%	(1)	5.2301	0.827893	Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
	5.251% to 5.500%	1	3,379,685.46	0.88%	0	5.4600	1.080000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP
	60 months or less	13	368,509,483.95	96.38%	0	4.4708	1.587582	Interest Only	2	114,000,000.00	29.82%	0	4.3250	1.764737
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	26,787,160.39	7.01%	1	4.8956	1.209279
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	9	227,722,323.56	59.56%	0	4.4938	1.543396
	Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	13,834,768.76	3.62%	1	4.9624	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	325,660,039.31	85.17%	0	4.4322	1.656921
	13 months to 24 months	2	42,849,444.64	11.21%	1	4.7638	1.060599
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	382,344,252.71	100.00%	0	4.4886	1.580858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	440000395	OF	Falls Church	VA	Actual/360	4.329%	324,675.00	0.00	0.00	N/A	07/01/24	--	90,000,000.00	90,000,000.00	06/01/24
2	310923623	OF	Long Island City	NY	Actual/360	4.306%	295,183.32	150,518.12	0.00	N/A	07/06/24	--	82,261,955.40	82,111,437.28	06/06/24
5	310922535	OF	Allentown	PA	Actual/360	4.580%	186,143.52	120,726.36	0.00	N/A	07/11/24	--	48,771,229.15	48,650,502.79	06/11/24
6	310923768	RT	Grand Rapids	MI	Actual/360	4.450%	183,456.99	88,551.14	0.00	N/A	07/11/24	--	49,471,547.64	49,382,996.50	07/11/24
8	310923243	LO	New York	NY	Actual/360	4.400%	138,863.79	37,871,942.27	0.00	N/A	06/11/24	--	37,871,942.27	0.00	07/11/24
11	302310011	LO	South San Francisco	CA	Actual/360	4.870%	100,388.26	90,035.26	0.00	N/A	08/01/24	--	24,736,326.37	24,646,291.11	07/01/24
12	310924211	RT	San Jose	CA	Actual/360	4.550%	111,334.51	29,362,948.86	0.00	N/A	07/11/24	--	29,362,948.86	0.00	07/11/24
14	780924601	OF	Portland	OR	Actual/360	4.310%	86,200.00	0.00	0.00	N/A	07/11/24	--	24,000,000.00	24,000,000.00	06/11/24
17	302310017	OF	Spokane	WA	Actual/360	4.620%	0.00	0.00	0.00	N/A	07/01/24	--	18,203,153.53	18,203,153.53	04/01/23
19	302310019	LO	Napa	CA	Actual/360	4.870%	57,601.84	14,193,471.35	0.00	N/A	07/01/24	--	14,193,471.35	0.00	07/01/24
23	310917253	OF	Sausalito	CA	Actual/360	4.410%	46,287.14	12,595,139.21	0.00	N/A	07/11/24	--	12,595,139.21	0.00	07/11/24
24	440000387	LO	Various	Various	Actual/360	4.929%	49,653.15	12,088,411.48	0.00	N/A	07/01/24	--	12,088,411.48	0.00	07/01/24
27	302310027	MH	Raleigh	NC	Actual/360	4.860%	45,926.61	11,339,903.76	0.00	N/A	07/01/24	--	11,339,903.76	0.00	07/01/24
29	470090710	MF	Warminster	PA	Actual/360	4.600%	37,416.57	9,760,844.20	0.00	N/A	07/01/24	--	9,760,844.20	0.00	06/01/24
32	302310032	MH	Williston	ND	Actual/360	4.570%	36,206.48	23,563.32	0.00	N/A	07/01/24	--	9,507,170.78	9,483,607.46	07/01/24
34	302310034	OF	Montgomery	AL	Actual/360	4.830%	39,837.37	19,128.42	0.00	N/A	07/01/24	--	9,897,482.82	9,878,354.40	07/01/24
45	440000386	LO	Superior	WI	Actual/360	4.870%	24,192.77	5,961,258.28	0.00	N/A	07/01/24	--	5,961,258.28	0.00	07/01/24
53	416000147	LO	Wixom	MI	Actual/360	5.180%	21,848.44	5,061,415.17	0.00	N/A	07/01/24	--	5,061,415.17	0.00	07/01/24
54	416000146	LO	New Braunfels	TX	Actual/360	4.900%	20,444.48	5,006,811.21	0.00	N/A	07/01/24	--	5,006,811.21	0.00	07/01/24
55	302310055	RT	Harrisonburg	VA	Actual/360	4.840%	21,874.43	12,913.24	0.00	N/A	08/01/24	--	5,423,412.81	5,410,499.57	07/01/24
59	416000139	MH	Williston	ND	Actual/360	5.190%	9,436.09	40,884.69	0.00	N/A	05/01/24	--	2,181,753.97	2,140,869.28	04/01/24
60	302310060	SS	Glen Burnie	MD	Actual/360	4.880%	18,145.94	4,462,115.69	0.00	N/A	07/05/24	--	4,462,115.69	0.00	07/05/24
64	416000148	LO	Southfield	MI	Actual/360	5.180%	17,446.15	4,041,578.03	0.00	N/A	07/01/24	--	4,041,578.03	0.00	07/01/24
66	416000143	OF	Hudson	OH	Actual/360	5.250%	18,902.20	9,812.39	0.00	N/A	07/01/24	--	4,320,501.95	4,310,689.56	06/01/24
68	416000142	LO	Somerset	KY	Actual/360	5.000%	15,636.77	3,752,823.87	0.00	N/A	07/01/24	--	3,752,823.87	0.00	07/01/24
72	302310072	SS	Various	Various	Actual/360	5.200%	14,724.86	15,470.50	0.00	N/A	08/01/24	--	3,398,044.38	3,382,573.88	07/01/24
74	302310074	MH	Concord	NC	Actual/360	4.800%	15,525.99	7,493.70	0.00	N/A	08/01/24	--	3,881,497.45	3,874,003.75	07/01/24
78	302310078	MH	Millsboro	DE	Actual/360	5.460%	15,411.61	7,482.31	0.00	N/A	07/05/24	--	3,387,167.77	3,379,685.46	07/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
80	416000144	RT	Tampa	FL	Actual/360	4.870%	13,686.69	3,372,491.16	0.00	N/A	07/01/24	--	3,372,491.16	0.00	07/01/24
88	302310088	SS	Las Vegas	NV	Actual/360	4.650%	10,734.66	2,770,234.85	0.00	N/A	07/01/24	--	2,770,234.85	0.00	07/01/24
93	302310094	MH	Jackson	MI	Actual/360	4.570%	9,283.71	2,437,736.04	0.00	N/A	07/01/24	--	2,437,736.04	0.00	07/01/24
95	302310096	OF	Germantown	TN	Actual/360	5.140%	10,284.72	2,401,101.69	0.00	N/A	07/01/24	--	2,401,101.69	0.00	07/01/24
96	410922475	OF	Denver	CO	Actual/360	4.720%	9,155.06	5,660.40	0.00	N/A	07/01/24	--	2,327,556.98	2,321,896.58	06/01/24
105	302310106	MH	San Antonio	TX	Actual/360	4.950%	8,146.76	1,974,970.93	0.00	N/A	07/05/24	--	1,974,970.93	0.00	07/05/24
114	302310115	SS	Surprise	AZ	Actual/360	5.100%	5,784.62	1,361,088.18	0.00	N/A	07/05/24	--	1,361,088.18	0.00	07/05/24
115	302310116	MH	Cheyenne	WY	Actual/360	5.110%	5,688.63	1,335,881.19	0.00	N/A	07/01/24	--	1,335,881.19	0.00	07/01/24
118	302310119	MF	Indianapolis	IN	Actual/360	5.380%	5,246.79	2,597.17	0.00	N/A	08/01/24	--	1,170,288.73	1,167,691.56	07/01/24
Totals							2,030,775.92	171,747,004.44	0.00				554,091,257.15	382,344,252.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,522,512.17	0.00	--	--	--	0.00	0.00	323,175.00	323,175.00	0.00	0.00
2	24,158,942.48	5,947,500.12	01/01/24	03/31/24	--	0.00	0.00	444,844.54	444,844.54	0.00	0.00
5	5,400,242.96	0.00	--	--	--	0.00	0.00	306,057.03	306,057.03	0.00	0.00
6	5,093,453.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(2,190,584.00)	(1,890,837.00)	01/01/21	09/30/21	01/11/23	0.00	0.00	0.00	0.00	0.00	0.00
11	3,355,226.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,100,676.88	691,153.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,708,841.32	1,317,352.07	01/01/23	09/30/23	--	0.00	0.00	85,400.00	85,400.00	0.00	0.00
17	2,185,634.00	325,717.50	01/01/23	03/31/23	09/11/23	0.00	0.00	(351.93)	1,560,254.95	0.00	0.00
19	3,758,766.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	200,069.32	73,430.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,861,548.04	1,804,425.10	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,662,244.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	622,770.00	162,451.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,311,248.00	305,308.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,601,376.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	169,902.78	133,276.54	01/01/23	09/30/23	--	0.00	0.00	50,278.60	150,850.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	1,331,861.24	1,339,119.16	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	355,096.96	112,283.41	01/01/24	03/31/24	--	0.00	0.00	28,642.58	28,642.58	0.00	0.00
68	796,453.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	355,785.87	226,629.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	275,065.57	69,066.87	01/01/24	03/31/24	--	0.00	0.00	14,776.67	14,776.67	0.00	0.00
105	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
114	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
115	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
118	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	64,637,132.97	10,616,876.41				0.00	0.00	1,252,822.49	2,914,000.77	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
29	470090710	9,736,743.45	Payoff Prior to Maturity	0.00	0.00
Totals		9,736,743.45		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	1	0.00	1	18,203,153.53	0	0.00	0	0.00	1	9,736,743.45	4.488579%	4.280911%	0
06/17/24	0	0.00	0	0.00	1	18,203,153.53	1	37,871,942.27	1	18,203,153.53	0	0.00	0	0.00	0	0.00	4.549846%	4.441162%	1
05/17/24	0	0.00	0	0.00	2	56,205,800.26	1	37,963,460.57	1	18,242,339.69	0	0.00	0	0.00	9	57,654,671.86	4.585233%	4.522266%	2
04/17/24	0	0.00	0	0.00	3	82,114,539.25	1	38,059,267.55	1	18,283,707.69	0	0.00	0	0.00	4	27,966,434.27	4.625087%	4.583495%	3
03/15/24	0	0.00	1	25,817,928.67	2	56,472,653.42	2	56,472,653.42	0	0.00	0	0.00	0	0.00	1	2,059,613.60	4.631126%	4.588647%	4
02/16/24	1	25,870,931.42	0	0.00	2	56,615,844.74	2	56,615,844.74	0	0.00	0	0.00	0	0.00	0	0.00	4.632766%	4.581774%	5
01/18/24	0	0.00	0	0.00	2	56,744,477.49	2	56,744,477.49	0	0.00	0	0.00	0	0.00	0	0.00	4.635679%	4.584855%	6
12/15/23	0	0.00	0	0.00	2	56,872,617.46	2	56,872,617.46	1	0.00	0	0.00	0	0.00	1	6,634,300.19	4.635852%	4.585018%	7
11/17/23	0	0.00	0	0.00	2	57,007,319.87	2	57,007,319.87	1	19,806,184.44	0	0.00	0	0.00	0	0.00	4.636804%	4.581685%	7
10/17/23	0	0.00	0	0.00	2	57,134,452.87	1	38,612,866.88	1	19,850,171.34	0	0.00	0	0.00	0	0.00	4.636970%	4.581840%	8
09/15/23	0	0.00	0	0.00	2	57,268,184.41	1	38,706,301.40	1	19,896,596.67	0	0.00	0	0.00	0	0.00	4.640971%	4.585755%	9
08/17/23	0	0.00	0	0.00	2	57,394,318.01	1	38,794,670.33	1	19,940,214.80	0	0.00	0	0.00	0	0.00	4.641133%	4.585907%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	440000395	06/01/24	0	5	323,175.00	323,175.00	0.00	90,000,000.00	05/15/24	4
2	310923623	06/06/24	0	5	444,844.54	444,844.54	0.00	82,261,955.40	07/10/24	0
5	310922535	06/11/24	0	5	306,057.03	306,057.03	0.00	48,771,229.15	07/08/24	13
14	780924601	06/11/24	0	5	85,400.00	85,400.00	0.00	24,000,000.00	04/17/24	98
17	302310017	04/01/23	14	5	(351.93)	1,560,254.95	127,102.62	18,753,981.57	05/10/23	7			03/14/24
59	416000139	04/01/24	2	5	50,278.60	150,850.00	5,326.91	2,262,678.33	05/06/24	98
66	416000143	06/01/24	0	5	28,642.58	28,642.58	0.00	4,320,501.95	07/08/24	0
96	410922475	06/01/24	0	5	14,776.67	14,776.67	0.00	2,327,556.98	07/08/24	0
Totals					1,252,822.49	2,914,000.77	132,429.53	272,697,903.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		343,863,193	72,124,644	253,535,395		18,203,154
0 - 6 Months		38,481,060	38,481,060	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	382,344,253	362,000,230	0	2,140,869	0	18,203,154
Jun-24	554,091,257	495,834,407	0	2,181,754	37,871,942	18,203,154
May-24	705,435,576	643,507,632	0	5,722,144	37,963,461	18,242,340
Apr-24	833,702,879	751,588,340	0	0	63,830,832	18,283,708
Mar-24	903,319,341	821,028,759	0	25,817,929	56,472,653	0
Feb-24	931,006,645	848,519,869	25,870,931	0	56,615,845	0
Jan-24	939,207,069	882,462,591	0	0	56,744,477	0
Dec-23	940,935,110	884,062,492	0	0	18,442,912	38,429,705
Nov-23	973,677,982	896,864,478	0	0	18,483,511	58,329,994
Oct-23	975,453,301	898,468,677	0	0	18,521,586	58,463,038
Sep-23	984,539,980	907,375,199	0	0	18,561,883	58,602,898
Aug-23	986,315,674	908,981,141	0	0	18,599,648	58,734,885
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000395	90,000,000.00	90,000,000.00	135,000,000.00	05/22/14	7,218,941.17	1.83000	12/31/23	07/01/24	I/O
2	310923623	82,111,437.28	82,261,955.40	260,000,000.00	06/10/14	5,637,779.62	2.09000	03/31/24	07/06/24	240
5	310922535	48,650,502.79	48,771,229.15	93,100,000.00	03/04/14	4,495,685.96	1.22000	12/31/23	07/11/24	239
8	310923243	0.00	-	56,600,000.00	07/27/22	(1,890,837.00)	(0.89000)	09/30/21	06/11/24	238
14	780924601	24,000,000.00	24,000,000.00	38,550,000.00	05/20/14	1,198,045.82	1.52000	09/30/23	07/11/24	I/O
17	302310017	18,203,153.53	18,753,981.57	21,750,000.00	07/31/23	251,428.50	0.75000	03/31/23	07/01/24	240
59	416000139	2,140,869.28	2,262,678.33	8,680,000.00	03/26/14	126,301.54	0.28000	09/30/23	05/01/24	45
66	416000143	4,310,689.56	4,320,501.95	7,000,000.00	05/07/14	94,998.66	1.10000	03/31/24	07/01/24	239
96	410922475	2,321,896.58	2,327,556.98	4,990,000.00	04/09/14	57,521.87	1.29000	03/31/24	07/01/24	239
Totals		271,738,549.02	272,697,903.38	625,670,000.00		17,189,866.14

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	440000395	OF	VA	05/15/24	4

Loan transferred to special servicing 5/15/24 due to imminent default. Loan maturity 7/1/24. Borrower signed a PNA and has provided current financial information. As of 3/31/24, the property occupancy was 86% and YTD NCF DSCR is 1.91x.

The 2023 FYE DS CR was 1.86x. Borrower indicates a problem finding acceptable refinancing and has proposed a modification to extend the loan maturity. An appraisal has been requested and the proposal is under review.

2	310923623	OF	NY	07/10/24	0
	Special Servicer comments are not available for this cycle.

5	310922535	OF	PA	07/08/24	13
	Special Servicer comments are not available for this cycle.

8	310923243	LO	NY	04/21/20	8

The Loan transferred to SS in April 2020. SS transferred in December 2021. The Loan was accelerated 6/27/22. Foreclosure filed 12/2/22. Borrower has triggered full recourse. The loan is cash managed. Occupancy was 86.6% T12 4/30/24.

	Borrower has agreed to approved forbearance terms and DPO. Closing possible 6/14/24 or borrower must exercise extension to 10/31/24.

14	780924601	OF	OR	04/17/24	98
	Loan matures 7/11/2024. Borrower has proposed a modification. That modification is under review by the special servicer.

17	302310017	OF	WA	05/10/23	7

Notice of Default was sent out on June 5, 2023. Property is currently 57% occupied. New lease signed which will take occupancy up to 71%. Borrower offered a Deed in Lieu which was reviewed and accepted. The property transferred to the

	Trust on March14, 20 24. Property Management has been engaged and a leasing agreement has been executed. Any property related issues will be addressed as well as potential lease reviews.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
59	416000139	MH	ND	05/06/24	98

Loan transferred due to maturity default on 5/1/2024. Loan balance $2.3mm secured by a 124-pad mobile home community in Williston, ND. Loan was underwritten at 94.7% occupancy in 2014, while most recent occupancy reported 9/2023 at

53.2%. Borrower has been keeping the loan current since 2017 when the DSCR fell below 1.00x. Special Servicer sent Hello Letter and PNA 5/13/2024 and await communication from Borrower. Strategy to be determined.

66	416000143	OF	OH	07/08/24	0
Special Servicer comments are not available for this cycle.

96	410922475	OF	CO	07/08/24	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310923837	0.00	3.96000%	0.00	3.96000%	10	06/03/19	06/03/19	06/03/19
33	302310033	10,902,920.72	4.99000%	10,902,920.72	4.99000%	10	06/26/20	04/01/20	08/11/20
39	302310039	8,994,418.26	5.39000%	8,752,240.36	5.39000%	8	05/08/20	05/08/20	--
45	440000386	6,878,009.11	4.87000%	6,878,009.11	4.87000%	10	07/15/20	05/01/20	08/11/20
56	310923396	5,856,095.76	4.71000%	5,856,095.76	4.71000%	10	06/01/20	06/01/20	06/11/20
68	416000142	4,310,547.40	5.00000%	4,310,547.40	5.00000%	10	07/05/20	07/01/20	09/11/20
77	440000391	3,767,206.41	4.85400%	3,767,206.41	4.85400%	10	04/29/20	04/01/20	06/11/20
Totals		40,709,197.66		40,467,019.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	440000380	12/17/21	46,000,000.00	57,500,000.00	25,347,018.29	1,160,406.84	25,347,018.29	24,186,611.45	21,813,388.55	0.00	2,035,336.63	19,778,051.92	42.99%
10	310922709	11/18/22	23,797,200.25	51,600,000.00	38,840,884.74	6,926,310.06	37,957,194.56	31,030,884.50	0.00	0.00	0.00	0.00	0.00%
13	416000141	05/17/24	25,771,564.01	37,000,000.00	27,643,762.97	1,154,444.83	27,643,762.97	26,489,318.14	0.00	0.00	0.00	0.00	0.00%
15	440000370	12/15/23	19,806,184.44	22,200,000.00	9,529,870.40	1,476,038.89	8,157,122.74	6,681,083.85	13,125,100.59	0.00	0.00	13,125,100.59	54.68%
52	416000145	04/17/19	6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49	22.26%
69	302310069	09/16/22	3,427,382.06	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
119	302310120	03/17/22	1,065,125.42	1,380,000.00	1,323,596.29	269,166.90	1,323,596.29	1,054,429.39	10,696.03	0.00	10,696.03	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			126,168,005.29	180,580,000.00	109,178,528.86	12,791,844.97	106,922,091.02	94,130,246.05	36,561,815.56	0.00	2,155,979.56	34,405,836.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/24	0.00	62,423.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	996,144.88	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	1,831,331.56	0.00	0.00	0.00	0.00	0.00	0.00
9	440000380	08/17/23	0.00	0.00	19,778,051.92	0.00	0.00	(11,291.12)	0.00	0.00	19,778,051.92
		10/17/22	0.00	0.00	19,789,343.04	0.00	0.00	(1,000,586.55)	0.00	0.00
		02/17/22	0.00	0.00	20,789,929.59	0.00	0.00	(1,023,458.96)	0.00	0.00
		12/17/21	0.00	0.00	21,813,388.55	0.00	0.00	21,813,388.55	0.00	0.00
10	310922709	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	416000141	05/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	440000370	12/15/23	0.00	0.00	13,125,100.59	0.00	0.00	13,125,100.59	0.00	0.00	13,125,100.59
52	416000145	01/15/21	0.00	0.00	1,502,683.49	0.00	0.00	(109,946.90)	0.00	0.00	1,502,683.49
		04/17/19	0.00	0.00	1,612,630.39	0.00	0.00	1,612,630.39	0.00	0.00
69	302310069	09/26/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
119	302310120	06/17/22	0.00	0.00	0.00	0.00	0.00	(10,696.03)	0.00	0.00	0.00
		03/17/22	0.00	0.00	10,696.03	0.00	0.00	10,696.03	0.00	0.00
Current Period Totals			0.00	62,423.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	2,889,899.88	34,405,836.00	0.00	0.00	34,405,836.00	0.00	0.00	34,405,836.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	18,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	1,016.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	(421,245.18)	0.00	0.00	(119,604.92)	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,792.32	0.00	0.00	0.00	0.00	70,082.14	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	142,510.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(392,686.79)	0.00	142,510.73	(119,604.92)	0.00	70,082.14	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(299,698.84)

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Supplemental Notes
None

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